Condensed Financial Information of The Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
17.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Planet Image, has been prepared using the same accounting policies as set out in Planet Image’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

Planet Image’s share of income and losses from its subsidiaries is reported as losses from subsidiaries in the accompanying condensed financial information of parent company.

Planet Image is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Planet Image is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Planet Image did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2023.

Condensed balance sheets

	As of December 31,
	2022	2023
Assets
Current assets
Cash	$33	$124
Amount due from subsidiaries	14,404	14,142
Total current assets	14,437	14,266

Non-current assets
Investments in subsidiaries	27,266	36,525
Total assets	$41,703	$50,791

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	2,536	3,576
Total current liabilities	$2,536	$3,576

Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A shares at approximately $1.34 per share as of December 31, 2022 and 2023)	14,104	14,104

Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)	—	—
Class A ordinary shares (par value of HK$0.0001 per share; 2,000,000,000 Class A ordinary shares authorized, 15,789,500 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)*	—	—
Class B ordinary shares (par value of HK$0.0001 per share; 1,000,000,000 Class B ordinary shares authorized, 26,315,800 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)*	1	1
Additional paid-in capital	833	833
Statutory reserve	2,124	3,193
Retained earnings	19,319	26,024
Accumulated other comprehensive income	2,786	3,060
Total shareholders’ equity	25,063	33,111
Total liabilities and shareholders’ equity	$41,703	$50,791

*	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.

Condensed statements of comprehensive income

	For the years ended December 31,
	2021	2022	2023
Operating income:
Share of income from subsidiaries	$5,730	$8,852	$8,585
General and administrative expenses	(1,195)	(324)	(547)
Total operating income	4,535	8,528	8,038

Foreign exchange gain/(loss)	386	(1,287)	(264)

Income before income tax expense	4,921	7,241	7,774
Income tax expense	—	—	—
Net income	4,921	7,241	7,774

Other comprehensive income	—	—	—
Total comprehensive income	$4,921	$7,241	$7,774

Condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
Net cash (used in)/provided operating activities	$(1,392)	$18	$91
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—
Net (decrease)/increase in cash	(1,392)	18	91
Cash at beginning of year	1,407	15	33
Cash at end of year	$15	$33	$124